Provisions, income tax liabilities and other liabilities - Summary of Sensitivity for Pensions and Other Post-Employment Benefits to Changes in Key Actuarial Assumptions (Details) € in Millions	12 Months Ended
Dec. 31, 2025 EUR (€)
Discount rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Possible decrease in actuarial assumption	(0.50%)
General inflation rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Possible increase in actuarial assumption	0.50%
Pension benefit indexation
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Possible increase in actuarial assumption	0.50%
Healthcare cost inflation rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Possible increase in actuarial assumption	0.50%
Mortality table
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Possible increase in mortality table (in years)	1 year
France | Discount rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Measurement of defined-benefit obligation	€ 65
France | General inflation rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Measurement of defined-benefit obligation	34
France | Pension benefit indexation
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Measurement of defined-benefit obligation	35
France | Healthcare cost inflation rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Measurement of defined-benefit obligation	3
France | Mortality table
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Measurement of defined-benefit obligation	36
Germany | Discount rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Measurement of defined-benefit obligation	135
Germany | General inflation rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Measurement of defined-benefit obligation	181
Germany | Pension benefit indexation
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Measurement of defined-benefit obligation	178
Germany | Healthcare cost inflation rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Measurement of defined-benefit obligation	0
Germany | Mortality table
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Measurement of defined-benefit obligation	47
US | Discount rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Measurement of defined-benefit obligation	55
US | General inflation rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Measurement of defined-benefit obligation	0
US | Pension benefit indexation
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Measurement of defined-benefit obligation	0
US | Healthcare cost inflation rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Measurement of defined-benefit obligation	3
US | Mortality table
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Measurement of defined-benefit obligation	20
UK | Discount rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Measurement of defined-benefit obligation	102
UK | General inflation rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Measurement of defined-benefit obligation	63
UK | Pension benefit indexation
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Measurement of defined-benefit obligation	49
UK | Healthcare cost inflation rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Measurement of defined-benefit obligation	0
UK | Mortality table
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Measurement of defined-benefit obligation	€ 66